UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Private Harbour Investment Management & Counsel, LLC
             29525 Chagrin Blvd.
             Suite 110
             Pepper Pike, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 292-5700
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Pepper Pike, OH    March 31, 2012
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    90
Form 13F Information Table Value Total:    $138,893
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	"2,596.0 "	"29,100 "	"29,100 "					"29,100 "
Abbott Laboratories	Common	002824100	"1,921.5 "	"31,351 "	"31,351 "					"31,351 "
Aberdeen Asia-Pacific Income Fund	Common	003009107	"3,858.3 "	"529,256 "	"529,256 "					"529,256 "
"Aberdeen Global Income Fund, Inc."	Common	003013109	"3,035.4 "	"217,127 "	"217,127 "					"217,127 "
Aecom Technology Corp.	Common	00766T100	291.4 	"13,025 "	"13,025 "					"13,025 "
Altria Group Inc. 	Common	022095103	385.1 	"12,475 "	"12,475 "					"12,475 "
"Amgen, Inc."	Common	031162AE0	308.5 	"4,539 "	"4,539 "					"4,539 "
"Aptargroup, Inc."	Common	038336103	690.4 	"12,605 "	"12,605 "					"12,605 "
AT&T Inc.	Common	00206R102	"3,447.0 "	"110,376 "	"110,376 "					"110,376 "
Automatic Data Processing	Common	053015103	"2,380.2 "	"43,127 "	"43,127 "					"43,127 "
Avon Products	Common	054303102	"1,958.7 "	"101,173 "	"101,173 "					"101,173 "
Berkshire Hathaway Inc.CL B	CL B New	084670702	458.1 	"5,645 "	"5,645 "					"5,645 "
Biogen Idec Inc.	Common	09062X103	252.0 	"2,000 "	"2,000 "					"2,000 "
Caterpillar Inc.	Common	149123101	309.1 	"2,902 "	"2,902 "					"2,902 "
Chesapeake Energy Corp.	Common	165167107	622.2 	"26,855 "	"26,855 "					"26,855 "
Chesapeake Granite Wash Trust	Com Sh Ben Int	165185109	"1,117.7 "	"42,725 "	"42,725 "					"42,725 "
Chevron Corp	Common	166764100	261.7 	"2,441 "	"2,441 "					"2,441 "
Cisco Systems	Common	17275R102	"2,985.2 "	"141,142 "	"141,142 "					"141,142 "
Clorox Co.	Common	189054109	"1,273.6 "	"18,525 "	"18,525 "					"18,525 "
Colgate Palmolive	Common	194162103	221.7 	"2,267 "	"2,267 "					"2,267 "
ConocoPhillips	Common	20825C104	"1,471.4 "	"19,357 "	"19,357 "					"19,357 "
Costco Wholesale Corp.	Common	22160K105	454.0 	"5,000 "	"5,000 "					"5,000 "
"Dell, Inc."	Common	24702R101	205.8 	"12,400 "	"12,400 "					"12,400 "
Dover Corp.	Common	260003108	999.0 	"15,872 "	"15,872 "					"15,872 "
Dow Chemical	Common	260543103	651.1 	"18,796 "	"18,796 "					"18,796 "
Duke Energy Corp.	Common	264399106	"2,300.2 "	"109,482 "	"109,482 "					"109,482 "
Eaton Vance Tax Mng Gbl Dv E	Common	27829C105	"2,583.6 "	"234,025 "	"234,025 "					"234,025 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	800.8 	"17,071 "	"17,071 "					"17,071 "
Enerplus Corp.	Common	292766102	768.2 	"34,265 "	"34,265 "					"34,265 "
Ensco PLC 	Sponsored ADR	29358Q109	515.8 	"9,745 "	"9,745 "					"9,745 "
Enterprise Products Part. L.P.	Common	293792107	"1,954.9 "	"38,733 "	"38,733 "					"38,733 "
Exxon Mobil Corp.	Common	30231G102	"4,481.3 "	"51,669 "	"51,669 "					"51,669 "
First Potomac Realty Trust	Common	33610F109	"1,656.9 "	"137,047 "	"137,047 "					"137,047 "
Gilead Sciences Inc.	Common	375558103	"2,350.5 "	"48,107 "	"48,107 "					"48,107 "
Global X Silver Miners ETF	Silver Mnr ETF	37950E853	230.5 	"10,370 "	"10,370 "					"10,370 "
Google Inc.	CL A	38269P508	"1,687.1 "	"2,631 "	"2,631 "					"2,631 "
Guggenheim S&P Equal Weight ETF	GUG S&P500 Eq Wt	78355W106	247.4 	"4,769 "	"4,769 "					"4,769 "
Hewlett-Parkard	Common	428236103	"1,118.9 "	"46,953 "	"46,953 "					"46,953 "
Home Depot	Common	437076102	247.0 	"4,910 "	"4,910 "					"4,910 "
IBM	Common	459200101	"3,971.9 "	"19,036 "	"19,036 "					"19,036 "
Intel	Common	458140100	"3,330.1 "	"118,445 "	"118,445 "					"118,445 "
Ishares Barclays	Barclys Tips Bd	464287176	"1,974.0 "	"16,779 "	"16,779 "					"16,779 "
Ishares Gold Trust	Ishares	464285105	"1,017.3 "	"62,525 "	"62,525 "					"62,525 "
Ishares Inc.	MSCI Brazil	464286400	619.4 	"9,580 "	"9,580 "					"9,580 "
Ishares Silver Trust	Ishares	46428Q109	"2,770.6 "	"88,293 "	"88,293 "					"88,293 "
Johnson & Johnson	Common	478160104	"3,090.5 "	"46,855 "	"9,116 "					"46,855 "
Kennedy-Wilson Holdings Inc.	Common	489398107	276.1 	"20,450 "	"9,116 "					"20,450 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"2,071.8 "	"25,036 "	"25,036 "					"25,036 "
Lincoln Electric Holdings Inc.	Common	533900106	200.1 	"4,413 "	"4,413 "					"4,413 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"1,231.9 "	"24,866 "	"24,866 "					"24,866 "
Market Vectors ETF Tr	Junior Gold Miner ETF	57060U589	790.0 	"32,179 "	"32,179 "					"32,179 "
Maxim Integrated Product	Common	57772K101	941.3 	"32,925 "	"32,925 "					"32,925 "
McDonald's	Common	580135101	"4,394.7 "	"44,798 "	"44,798 "					"44,798 "
Medtronic Inc.	Common	585055106	"1,706.1 "	"43,534 "	"43,534 "					"43,534 "
"Merck & Co., Inc."	Common	58933Y105	"2,692.9 "	"70,128 "	"70,128 "					"70,128 "
MFS Multimarket Inc. Trust	Sh Ben Int	552737108	278.9 	"39,950 "	"39,950 "					"39,950 "
Microsoft	Common	594918104	"3,287.8 "	"101,932 "	"101,932 "					"101,932 "
Monsanto Co.	Common	61166W101	889.6 	"11,154 "	"11,154 "					"11,154 "
Neogen	Common	640491106	"1,525.2 "	"39,037 "	"39,037 "					"39,037 "
Newmont Mining Corp.	Common	651639106	"1,214.2 "	"23,682 "	"23,682 "					"23,682 "
Norfolk Southern Corp.	Common	655844108	541.8 	"8,230 "	"8,230 "					"8,230 "
Northstar Realty Finance Corp.	Common	66704R100	337.0 	"62,300 "	"62,300 "					"62,300 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,434.6 "	"43,938 "	"43,938 "					"43,938 "
Nuveen Quality Income Mun Fd	Common	670977107	"1,040.7 "	"69,657 "	"69,657 "					"69,657 "
Penn Virginia Resource Ptnr.	Common	707884102	"1,036.3 "	"47,471 "	"47,471 "					"47,471 "
Pepsico Inc.	Common	713448108	"2,896.5 "	"43,654 "	"43,654 "					"43,654 "
"Pfizer, Inc."	Common	717081103	397.2 	"17,542 "	"17,542 "					"17,542 "
Philip Morris Int'l Inc.	Common	718172109	"1,439.5 "	"16,245 "	"16,245 "					"16,245 "
Procter & Gamble	Common	742718109	"3,774.4 "	"56,159 "	"56,159 "					"56,159 "
Progressive Corp.	Common	743315103	382.5 	"16,500 "	"16,500 "					"16,500 "
"Resmed, Inc."	Common	761152107	629.8 	"20,375 "	"20,375 "					"20,375 "
Sanofi (Genz) Rights	Right 12/31/2020	80105N113	15.8 	"11,704 "	"11,704 "					"11,704 "
Schlumberger	Common	806857108	"2,499.1 "	"35,737 "	"35,737 "					"35,737 "
Sigma-Aldrich Corp.	Common	826552101	216.0 	"2,956 "	"2,956 "					"2,956 "
Southern Company	Common	842587107	700.9 	"15,600 "	"15,600 "					"15,600 "
SPDR Gold Trust	GOLD SHS	78463V107	"5,653.0 "	"34,869 "	"34,869 "					"34,869 "
Templeton Global Income Fd	Common	880198106	398.0 	"41,242 "	"41,242 "					"41,242 "
Teva Pharmaceuticals	ADR	881624209	"2,124.5 "	"47,149 "	"47,149 "					"47,149 "
Timken Co.	Common	887389104	659.6 	"13,000 "	"13,000 "					"13,000 "
"TJX Companies, Inc."	Common	872540109	"3,875.8 "	"97,603 "	"97,603 "					"97,603 "
Transocean Ltd.	Reg Shs	H8817H100	378.5 	"6,920 "	"6,920 "					"6,920 "
Unilever N.V. NY Shares	NY Shs New	904784709	"2,299.4 "	"67,571 "	"67,571 "					"67,571 "
Verizon Communications	Common	92343V104	"3,151.1 "	"82,425 "	"82,425 "					"82,425 "
W.P. Carey & Co. LLC	Common	92930Y107	"1,283.2 "	"27,585 "	"27,585 "					"27,585 "
Walgreen	Common	931422109	"1,565.2 "	"46,736 "	"46,736 "					"46,736 "
Wal-Mart Stores Inc.	Common	931142103	"2,067.7 "	"33,786 "	"33,786 "					"33,786 "
"Waste Management, Inc."	Common	94106L109	"3,100.4 "	"88,684 "	"88,684 "					"88,684 "
Wells Fargo Company	Common	949746101	"1,525.9 "	"44,695 "	"44,695 "					"44,695 "
Western Union Company	Common	959802109	882.5 	"50,140 "	"50,140 "					"50,140 "
Whirlpool Corp.	Common	963320106	213.3 	"2,775 "	"2,775 "					"2,775 "

13F REPORT 1ST Q 2012		GRAND TOTAL	"138,892.7 "